Provision for Contingencies - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2016
Disclosure of other provisions [line items]
Provision for contingencies	R$ 5,251,680	R$ 5,038,720	R$ 7,783,134
Contingent liabilities	30,881,924	30,080,186
Contingent liability for guarantees [member]
Disclosure of other provisions [line items]
Contingent liabilities	11,909,901	13,750,739
Labour [Member]
Disclosure of other provisions [line items]
Provision for contingencies	2,051,032	1,457,181	1,596,418
Contingent liabilities	797,927	770,982
Tax [Member]
Disclosure of other provisions [line items]
Provision for contingencies	1,050,948	650,083	660,302
Contingent liabilities	28,416,097	27,586,094
Tax [Member] | ICMS [Member]
Disclosure of other provisions [line items]
Contingent liabilities	13,470,008	12,523,402
Tax [Member] | ISS [Member]
Disclosure of other provisions [line items]
Contingent liabilities	3,286,248	3,505,366
Tax [Member] | INSS [Member]
Disclosure of other provisions [line items]
Contingent liabilities	649,803	695,249
Tax [Member] | Federal taxes [Member]
Disclosure of other provisions [line items]
Contingent liabilities	11,010,038	10,862,077
Civil [Member]
Disclosure of other provisions [line items]
Provision for contingencies	2,149,700	2,931,456	R$ 5,526,414
Contingent liabilities	1,667,900	R$ 1,723,110
ANATEL
Disclosure of other provisions [line items]
Provision for contingencies	R$ 570,000			R$ 14,500,000
ANATEL | Eligible Claims [Member]
Disclosure of other provisions [line items]
Provision for contingencies				8,400,000
ANATEL | Non liquid Claims [Member]
Disclosure of other provisions [line items]
Provision for contingencies				R$ 6,100,000